UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07384

U.S. Ultra Micro Cap Fund
U.S. Micro Cap Fund
U.S. Emerging Growth Fund
U.S. Small to Mid Cap Growth Fund
U.S. Convertible Fund
International Growth Opportunities Fund
U.S. High Yield Bond Fund
Each a Series of
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in its charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address, including zip code, of principal executive offices)

Charles H. Field, Jr.
c/o Nicholas-Applegate Capital Management, LLC
600 West Broadway, 30th Floor
San Diego, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow-Hammalian
c/o Nicholas-Applegate Capital Management, LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

U.S. ULTRA MICRO CAP FUND SCHEDULE OF INVESTMENTS (Unaudited) As of February 28, 2010

	Number of Shares	Value
Common Stock - 96.6%
Applications Software - 3.1%
China TransInfo Technology Corp.*	2,900	$22,881
Evolving Systems, Inc.*	3,000	18,540
inContact, Inc.*	5,950	19,159
		60,580
Auto/Truck Parts & Equipment-Original - 0.9%
Wonder Auto Technology, Inc.*	1,800	17,838
Chemicals-Specialty - 2.7%
KMG Chemicals, Inc.	2,000	26,620
Penford Corp.*	2,300	25,622
		52,242
Commercial Banks-Eastern US - 4.0%
Eagle Bancorp, Inc.*	1,600	18,736
Lakeland Bancorp, Inc.	2,700	20,574
Tower Bancorp, Inc.	800	20,656
VIST Financial Corp.	1,900	17,898
		77,864
Commercial Services - 0.3%
StarTek, Inc.*	900	5,877
Communications Software - 1.1%
Incredimail, Ltd.	2,800	21,140
Computers-Integrated Systems - 1.2%
Radiant Systems, Inc.*	2,080	23,234
Computers-Memory Devices - 2.3%
Dot Hill Systems Corp.*	10,900	17,876
Xyratex, Ltd.*	2,000	26,420
		44,296
Consulting Services - 1.0%
Diamond Management & Technology Consultants, Inc.	2,600	18,850
Consumer Products-Miscellaneous - 1.1%
Summer Infant, Inc.*	4,100	22,468
Direct Marketing - 0.9%
APAC Customer Services, Inc.*	3,500	18,130
Disposable Medical Products - 1.0%
Medical Action Industries, Inc.*	1,500	18,810
Distribution/Wholesale - 0.8%
Navarre Corp.*	8,700	16,617
Electronic Components-Miscellaneous - 1.5%
Stoneridge, Inc.*	3,600	30,024
Electronic Components-Semiconductors - 9.2%
AXT, Inc.*	6,500	22,750
Ceva, Inc.*	1,992	23,286
Entropic Communications, Inc.*	5,200	18,824
Ikanos Communications, Inc.*	6,500	16,445
Mindspeed Technologies, Inc.*	5,300	41,499
MIPS Technologies, Inc.*	5,200	21,892
PLX Technology, Inc.*	3,900	17,706
Richardson Electronics, Ltd.	2,200	17,292
		179,694
Electronic Measure Instruments - 2.6%
Keithley Instruments, Inc.	3,000	21,570
Measurement Specialties, Inc.*	2,100	29,778
		51,348
Finance-Leasing Company - 0.9%
Marlin Business Services Corp.*	1,900	16,967
Footwear & Related Apparel - 0.6%
RG Barry Corp.	1,300	12,597

	Number of Shares	Value
Hazardous Waste Disposal - 0.3%
Sharps Compliance Corp.*	800	$5,680
Health Care Cost Containment - 1.1%
Integramed America, Inc.*	2,840	22,010
Housewares - 1.2%
Lifetime Brands, Inc.*	2,800	22,596
Human Resources - 2.2%
Barrett Business Services, Inc.	1,100	13,365
Hudson Highland Group, Inc.*	6,950	30,302
		43,667
Industrial Audio & Video Products - 0.7%
SRS Labs, Inc.*	1,800	13,698
Internet Applications Software - 1.9%
interCLICK, Inc.*	4,500	17,730
Lionbridge Technologies, Inc.*	6,100	19,520
		37,250
Internet Connectivity Services - 1.2%
Internap Network Services Corp.*	4,700	23,641
Internet Content-Information/News - 1.1%
Health Grades, Inc.*	4,200	22,470
Machinery-General Industry - 1.1%
Intevac, Inc.*	1,500	21,255
Medical Imaging Systems - 1.2%
Vital Images, Inc.*	1,500	23,760
Medical Instruments - 1.6%
Endologix, Inc.*	3,400	12,274
Vascular Solutions, Inc.*	2,020	18,241
		30,515
Medical Products - 1.0%
ATS Medical, Inc.*	7,735	20,420
Medical-Outpatient/Home Medical Care - 4.9%
Addus HomeCare Corp.*	2,100	16,590
Almost Family, Inc.*	500	18,030
America Service Group, Inc.	1,120	16,755
Continucare Corp.*	6,100	25,437
NovaMed, Inc.*	4,770	18,079
		94,891
Networking Products - 2.5%
Hypercom Corp.*	8,400	29,148
Silicom, Ltd.*	1,800	19,350
		48,498
Oil Companies-Exploration & Production - 4.9%
Abraxas Petroleum Corp.*	9,300	17,856
Crimson Exploration, Inc.*	2,600	8,996
Georesources, Inc.*	1,600	21,440
Gulfport Energy Corp.*	2,000	18,200
Magnum Hunter Resources Corp.*	7,900	23,068
RAM Energy Resources, Inc.*	4,700	7,238
		96,798
Oil Field Machine & Equipment - 2.1%
Gulf Island Fabrication, Inc.	800	15,960
T-3 Energy Services, Inc.*	1,030	24,452
		40,412
Oil-Field Services - 0.4%
Trico Marine Services, Inc.*	3,200	8,288
Paper & Related Products - 2.4%
Boise, Inc.*	5,000	23,750
KapStone Paper & Packaging Corp.*	2,500	22,900
		46,650

	Number of Shares	Value
Pharmacy Services - 1.2%
BioScrip, Inc.*	3,100	$22,909
Physical Practice Management - 1.0%
American Dental Partners, Inc.*	1,500	19,500
Physical Therapy/Rehabilitation Centers - 1.3%
US Physical Therapy, Inc.*	1,510	24,764
Power Conversion/Supply Equipment - 1.4%
PowerSecure International, Inc.*	3,700	27,528
Recycling - 1.4%
Metalico, Inc.*	5,090	27,944
Retail-Apparel/Shoe - 1.1%
Shoe Carnival, Inc.*	1,200	21,876
Retail-Automobile - 1.5%
America's Car-Mart, Inc.*	1,085	28,687
Retail-Restaurants - 1.1%
Caribou Coffee Co., Inc.*	2,900	20,590
Semiconductor Components-Integrated Circuits - 1.3%
Techwell, Inc.*	1,986	24,924
Semiconductor Equipment - 4.2%
FSI International, Inc.*	10,300	29,046
Nanometrics, Inc.*	2,600	24,622
Ultra Clean Holdings*	3,100	27,497
		81,165
Steel-Producers - 1.3%
Olympic Steel, Inc.	900	24,894
Telecommuications Services - 0.8%
Allot Communications, Ltd.*	3,900	15,600
Telecommunication Equipment - 2.3%
AudioCodes, Ltd.*	6,120	21,298
Occam Networks, Inc.*	3,400	24,004
		45,302
Telecommunication Equipment-Fiber Optics - 1.0%
Oplink Communications, Inc.*	1,300	20,072
Textile-Apparel - 1.4%
Perry Ellis International, Inc.*	1,400	27,398
Textile-Products - 1.3%
Culp, Inc.*	1,900	24,738
Therapeutics - 0.5%
ISTA Pharmaceuticals, Inc.*	3,000	10,530
Transport-Marine - 2.4%
CAI International, Inc.*	3,100	30,597
Paragon Shipping, Inc. Cl. A	3,800	17,100
		47,697
Transport-Truck - 2.3%
Celadon Group, Inc.*	1,926	23,536
Quality Distribution, Inc.*	5,350	21,988
		45,524
Web Portals/ISP - 0.8%
Local.com Corp.*	2,800	16,436
Total Common Stock (Cost: $1,450,877)		1,889,153

	Principal Amount
Short Term Investments - 3.2%
Time Deposit - 3.2%
Citibank London
0.030%, 03/01/10 (Cost: $62,881)	$62,881	$62,881
Total Investments - 99.8% (Cost: $1,513,758)		1,952,034
Other Assets In Excess Of Liabilities - 0.2%		3,048
Net Assets - 100.0%		$1,955,082

*	Non-income producing securities.

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Technology	22.3%
Consumer, Non-cyclical	20.7
Industrial	13.8
Communications	12.7
Consumer, Cyclical	9.9
Energy	7.4
Basic Materials	5.0
Financial	4.8
Short Term Investments	3.2
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. MICRO CAP FUND SCHEDULE OF INVESTMENTS As of February 28, 2010

	Number of Shares	Value
Common Stock - 97.6%
Apparel Manufacturers - 1.5%
Maidenform Brands, Inc.*	34,500	$594,090
Oxford Industries, Inc.	15,500	301,630
		895,720
Applications Software - 2.4%
China TransInfo Technology Corp.*	59,800	471,822
Ebix, Inc.*	41,400	601,128
inContact, Inc.*	105,700	340,354
		1,413,304
Auto/Truck Parts & Equipment-Original - 1.5%
Titan International, Inc.	50,200	414,150
Wonder Auto Technology, Inc.*	47,100	466,761
		880,911
Batteries/Battery Systems - 0.2%
China Ritar Power Corp.*	34,600	143,590
Broadcast Services/Programming - 1.7%
Acacia Research - Acacia Technologies*	29,000	287,680
DG FastChannel, Inc.*	21,200	686,668
		974,348
Casino Services - 0.9%
Shuffle Master, Inc.*	60,700	498,954
Chemicals-Plastics - 0.7%
Spartech Corp.*	41,100	418,809
Chemicals-Specialty - 1.0%
Omnova Solutions, Inc.*	94,000	575,280
Commercial Banks-Eastern US - 0.5%
Tower Bancorp, Inc.	11,600	299,512
Commercial Banks-Southern US - 1.2%
Cardinal Financial Corp.	30,800	299,068
WesBanco, Inc.	26,100	395,415
		694,483
Commercial Services - 0.1%
StarTek, Inc.*	6,800	44,404
Commercial Services-Finance - 1.1%
Dollar Financial Corp.*	27,800	623,832
Computer Services - 1.2%
LivePerson, Inc.*	98,900	689,333
Computers-Integrated Systems - 3.4%
Netscout Systems, Inc.*	44,900	655,091
Radiant Systems, Inc.*	56,800	634,456
Stratasys, Inc.*	4,900	129,213
Super Micro Computer, Inc.*	37,900	568,879
		1,987,639
Computers-Memory Devices - 1.3%
Xyratex, Ltd.*	55,600	734,476
Computers-Peripheral Equipment - 0.3%
Compellent Technologies, Inc.*	11,800	183,254
Consulting Services - 0.7%
Diamond Management & Technology Consultants, Inc.	54,400	394,400
Containers-Metal/Glass - 0.6%
Bway Holding Co.*	22,600	340,582
Cosmetics & Toiletries - 1.3%
Elizabeth Arden, Inc.*	42,900	773,058
Direct Marketing - 0.8%
APAC Customer Services, Inc.*	90,500	468,790
Disposable Medical Products - 2.0%
ICU Medical, Inc.*	11,600	398,692

	Number of Shares	Value
Medical Action Industries, Inc.*	31,500	$395,010
Merit Medical Systems, Inc.*	25,300	372,416
		1,166,118
Distribution/Wholesale - 0.8%
MWI Veterinary Supply, Inc.*	11,600	477,920
Educational Software - 0.7%
Rosetta Stone, Inc.*	19,500	429,000
Electric Products-Miscellaneous - 1.4%
Harbin Electric, Inc.*	28,800	545,184
SmartHeat, Inc.*	20,800	248,976
		794,160
Electronic Components-Miscellaneous - 0.4%
Methode Electronics, Inc.	17,000	211,480
Electronic Components-Semiconductors - 4.8%
Ceva, Inc.*	33,700	393,953
Conexant Systems, Inc.*	139,800	668,244
Entropic Communications, Inc.*	138,900	502,818
Mindspeed Technologies, Inc.*	95,400	746,982
MIPS Technologies, Inc.*	110,500	465,205
		2,777,202
Enterprise Software/Services - 2.0%
Omnicell, Inc.*	37,700	510,081
Opnet Technologies, Inc.	43,300	642,139
		1,152,220
Finance-Consumer Loans - 1.9%
Encore Capital Group, Inc.*	24,300	438,372
Portfolio Recovery Associates, Inc.*	12,800	682,624
		1,120,996
Hazardous Waste Disposal - 0.2%
Sharps Compliance Corp.*	15,800	112,180
Health Care Cost Containment - 0.6%
Transcend Services, Inc.*	17,700	345,327
Home Furnishings - 0.9%
La-Z-Boy, Inc.*	41,300	520,793
Human Resources - 0.7%
Spherion Corp.*	55,100	433,637
Industrial Audio & Video Products - 0.5%
Sonic Solutions, Inc.*	33,300	302,697
Internet Applications Software - 0.5%
interCLICK, Inc.*	73,200	288,408
Internet Connectivity Services - 0.7%
Internap Network Services Corp.*	83,100	417,993
Internet Incubators - 0.7%
Internet Capital Group, Inc.*	62,800	427,040
Internet Infrastructure Software - 0.7%
TeleCommunication Systems, Inc. Cl. A*	56,300	429,006
Lasers-Systems/Components - 1.3%
Electro Scientific Industries, Inc.*	24,100	301,491
Newport Corp.*	40,400	425,816
		727,307
Machinery-General Industry - 2.1%
Albany International Corp. Cl. A	31,600	610,512
Intevac, Inc.*	44,200	626,314
		1,236,826
Machinery-Material Handle - 0.7%
Columbus McKinnon Corp.*	28,600	411,554
Machinery-Pumps - 0.7%
China Valves Technology, Inc.*	31,400	382,452

	Number of Shares	Value
Medical Imaging Systems - 2.3%
Given Imaging, Ltd.	30,100	$524,643
Merge Healthcare, Inc.*	105,700	226,198
Vital Images, Inc.*	35,300	559,152
		1,309,993
Medical Information Systems - 0.5%
Computer Programs & Systems, Inc.	7,300	262,362
Medical Instruments - 1.0%
Endologix, Inc.*	82,300	297,103
Symmetry Medical, Inc.*	34,500	296,700
		593,803
Medical Labs & Testing Services - 1.2%
Bio-Reference Labs, Inc.*	17,860	707,435
Medical Products - 3.1%
ATS Medical, Inc.*	115,300	304,392
Cantel Medical Corp.	26,500	518,075
Exactech, Inc.*	19,000	368,410
Hanger Orthopedic Group, Inc.*	29,100	542,715
NxStage Medical, Inc.*	5,300	56,445
		1,790,037
Medical-Biomedical/Genetics - 0.7%
Affymax, Inc.*	7,200	134,640
Arena Pharmaceuticals, Inc.*	48,900	148,656
Immunomedics, Inc.*	38,500	145,915
		429,211
Medical-Drugs - 2.0%
Hi-Tech Pharmacal Co., Inc.*	20,700	445,257
Jazz Pharmaceuticals, Inc.*	36,000	352,080
Vivus, Inc.*	42,900	360,360
		1,157,697
Medical-Outpatient/Home Medical Care - 2.3%
Almost Family, Inc.*	14,100	508,446
America Service Group, Inc.	29,400	439,824
Continucare Corp.*	99,400	414,498
		1,362,768
Networking Products - 1.5%
EZchip Semiconductor, Ltd.*	17,200	279,672
Hypercom Corp.*	165,100	572,897
		852,569
Non-Ferrous Metals - 1.5%
Brush Engineered Materials, Inc.*	22,200	455,988
Horsehead Holding Corp.*	40,600	412,902
		868,890
Office Supplies & Forms - 1.2%
ACCO Brands Corp.*	96,000	688,320
Oil Companies-Exploration & Production - 5.5%
Clayton Williams Energy, Inc.*	17,500	652,575
Georesources, Inc.*	30,000	402,000
Gulfport Energy Corp.*	83,100	756,210
Magnum Hunter Resources Corp.*	150,300	438,876
Rex Energy Corp.*	40,300	557,752
Stone Energy Corp.*	21,500	366,575
		3,173,988
Oil Field Machine & Equipment - 1.0%
T-3 Energy Services, Inc.*	24,300	576,882
Oil-Field Services - 1.9%
Newpark Resources, Inc.*	80,600	416,702
North American Energy Partners, Inc.*	53,000	540,070
Trico Marine Services, Inc.*	64,300	166,537
		1,123,309
Paper & Related Products - 2.0%
Boise, Inc.*	135,100	641,725

	Number of Shares	Value
KapStone Paper & Packaging Corp.*	56,200	$514,792
		1,156,517
Pharmacy Services - 0.9%
BioScrip, Inc.*	69,800	515,822
Physical Practice Management - 1.7%
American Dental Partners, Inc.*	37,300	484,900
IPC The Hospitalist Co., Inc.*	15,100	499,206
		984,106
Power Conversion/Supply Equipment - 0.2%
PowerSecure International, Inc.*	11,800	87,792
Recycling - 1.1%
Metalico, Inc.*	117,100	642,879
Retail-Apparel/Shoe - 1.0%
Shoe Carnival, Inc.*	31,700	577,891
Retail-Automobile - 0.9%
America's Car-Mart, Inc.*	19,900	526,156
Retail-Restaurants - 1.5%
AFC Enterprises, Inc.*	55,400	448,740
Caribou Coffee Co., Inc.*	57,800	410,380
		859,120
S&L/Thrifts-Eastern US - 0.0%
WSFS Financial Corp.	300	9,207
Semiconductor Components-Integrated Circuits - 3.5%
Cirrus Logic, Inc.*	91,000	649,740
O2Micro International, Ltd. - ADR*	45,870	274,761
Pericom Semiconductor Corp.*	46,700	438,513
Techwell, Inc.*	53,700	673,935
		2,036,949
Semiconductor Equipment - 2.7%
LTX-Credence Corp.*	223,300	694,463
Nanometrics, Inc.*	48,400	458,348
Rudolph Technologies, Inc.*	50,100	398,796
		1,551,607
Steel-Producers - 1.0%
Olympic Steel, Inc.	20,800	575,328
Telecommunication Equipment-Fiber Optics - 1.7%
Oclaro, Inc.*	293,300	569,002
Oplink Communications, Inc.*	26,500	409,160
		978,162
Textile-Apparel - 1.0%
Perry Ellis International, Inc.*	30,500	596,885
Therapeutics - 0.5%
Inspire Pharmaceuticals, Inc.*	42,400	262,032
Transactional Software - 1.1%
Bottomline Technologies, Inc.*	40,900	649,901
Transport-Marine - 1.5%
Paragon Shipping, Inc. Cl. A	83,000	373,500
Safe Bulkers, Inc.	63,500	507,365
		880,865
Transport-Services - 0.7%
Vitran Corp., Inc.*	42,500	412,250
Transport-Truck - 0.6%
Saia, Inc.*	26,700	338,022
Web Hosting/Design - 1.0%
Terremark Worldwide, Inc.*	83,500	601,200
Wire & Cable Products - 0.6%
Lihua International, Inc.*	42,200	343,508
Total Common Stock (Cost: $47,618,745)		56,682,458

	Principal Amount
Short Term Investments - 1.6%
Time Deposit - 1.6%
Wells Fargo - Grand Cayman
0.030%, 03/01/10 (Cost: $950,228)	$950,228	$950,228
Total Investments - 99.2% (Cost: $48,568,973)		57,632,686
Other Assets In Excess Of Liabilities - 0.8%		457,058
Net Assets - 100.0%		$58,089,744

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Consumer, Non-cyclical	24.1%
Technology	23.1
Industrial	12.7
Consumer, Cyclical	10.0
Communications	9.4
Energy	8.4
Basic Materials	6.2
Financial	3.7
Short Term Investments	1.6
Total Investments	99.2
Other assets in excess of liabilities	0.8
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. EMERGING GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of February 28, 2010

	Number of Shares	Value
Common Stock - 96.1%
Aerospace/Defense-Equipment - 0.7%
AAR Corp.*	5,600	$127,008
Apparel Manufacturers - 0.5%
Quiksilver, Inc.*	38,500	98,945
Applications Software - 1.3%
China Information Security Technology, Inc.*	19,200	94,464
Ebix, Inc.*	9,400	136,488
		230,952
Auto/Truck Parts & Equipment-Original - 2.0%
American Axle & Manufacturing Holdings, Inc.*	8,800	86,328
ArvinMeritor, Inc.*	8,200	95,612
Titan International, Inc.	9,300	76,725
Wonder Auto Technology, Inc.*	10,700	106,037
		364,702
Broadcast Services/Programming - 1.9%
DG FastChannel, Inc.*	3,600	116,604
Liberty Media Corp. - Capital*	6,700	226,728
		343,332
Building-Heavy Construction - 0.7%
Chicago Bridge & Iron Co. Cl. NY*	6,000	130,140
Casino Services - 0.7%
Bally Technologies, Inc.*	2,900	120,089
Chemicals-Plastics - 0.8%
A Schulman, Inc.	5,900	139,004
Chemicals-Specialty - 0.7%
Methanex Corp.	5,200	123,500
Commercial Banks-Central US - 1.2%
MB Financial, Inc.	5,500	111,925
PrivateBancorp, Inc.	8,200	106,600
		218,525
Commercial Banks-Eastern US - 0.7%
Fulton Financial Corp.	12,200	117,364
Commercial Banks-Southern US - 0.7%
Whitney Holding Corp.	9,500	122,075
Commercial Services-Finance - 3.7%
Coinstar, Inc.*	3,100	92,008
Deluxe Corp.	8,700	156,165
Dollar Financial Corp.*	4,800	107,712
Net 1 UEPS Technologies, Inc.*	5,700	100,605
TNS, Inc.*	4,500	106,335
Wright Express Corp.*	3,800	107,616
		670,441
Computer Aided Design - 0.8%
Parametric Technology Corp.*	8,100	141,021
Computers-Integrated Systems - 0.6%
Netscout Systems, Inc.*	7,900	115,261
Computers-Memory Devices - 0.6%
Xyratex, Ltd.*	7,800	103,038
Computers-Peripheral Equipment - 0.7%
Lexmark International, Inc. Cl. A*	3,500	117,985
Consumer Products-Miscellaneous - 1.4%
Helen of Troy, Ltd.*	4,900	118,433
Jarden Corp.	4,100	131,446
		249,879
Data Processing/Management - 1.2%
Acxiom Corp.*	6,200	104,532
CSG Systems International, Inc.*	5,800	116,696
		221,228

	Number of Shares	Value
Diversified Manufacturing Operations - 1.3%
EnPro Industries, Inc.*	4,500	$124,560
Griffon Corp.*	9,000	111,420
		235,980
Diversified Operations - 0.8%
Compass Diversified Holdings	10,100	135,138
Drug Delivery Systems - 0.9%
Nektar Therapeutics*	12,500	154,875
E-Commerce/Services - 1.2%
IAC/InterActiveCorp*	4,400	98,516
Internet Brands, Inc. Cl. A*	14,400	118,656
		217,172
Educational Software - 0.8%
Grand Canyon Education, Inc.*	1,600	34,800
Rosetta Stone, Inc.*	4,600	101,200
		136,000
Electric Products-Miscellaneous - 0.7%
Harbin Electric, Inc.*	6,200	117,366
Electronic Components-Miscellaneous - 1.7%
Sanmina-SCI Corp.*	10,300	170,362
Vishay Intertechnology, Inc.*	12,300	126,075
		296,437
Electronic Components-Semiconductors - 3.4%
Amkor Technology, Inc.*	20,600	124,012
Fairchild Semiconductor International, Inc.*	10,500	108,360
Microsemi Corp.*	7,900	122,529
Renesola, Ltd. - ADR*	25,700	130,299
Skyworks Solutions, Inc.*	8,600	131,322
		616,522
Electronic Design Automations - 0.7%
Mentor Graphics Corp.*	14,100	117,312
Enterprise Software/Services - 1.8%
Informatica Corp.*	2,900	74,008
JDA Software Group, Inc.*	5,000	141,500
Taleo Corp. Cl. A*	4,700	110,638
		326,146
Finance-Consumer Loans - 2.2%
Encore Capital Group, Inc.*	7,400	133,496
Ocwen Financial Corp.*	13,100	141,611
Portfolio Recovery Associates, Inc.*	2,400	127,992
		403,099
Finance-Investment Bankers/Brokers - 0.7%
MF Global Holdings Ltd.*	17,100	118,332
Food-Miscellaneous/Diversified - 1.0%
Chiquita Brands International, Inc.*	6,000	87,360
M&F Worldwide Corp.*	2,600	84,214
		171,574
Footwear & Related Apparel - 1.6%
Deckers Outdoor Corp.*	1,300	156,260
Steven Madden, Ltd.*	2,900	121,829
		278,089
Home Furnishings - 0.9%
La-Z-Boy, Inc.*	12,400	156,364
Hospital Beds/Equipment - 0.5%
Hill-Rom Holdings, Inc.	3,600	94,464
Hotels & Motels - 0.6%
Gaylord Entertainment Co.*	5,100	114,801
Human Resources - 0.4%
Emergency Medical Services Corp. Cl. A*	1,400	72,884

	Number of Shares	Value
Internet Applications Software - 0.6%
Cybersource Corp.*	6,800	$116,484
Internet Connectivity Services - 0.7%
AboveNet, Inc.*	2,100	128,352
Internet Infrastructure Software - 0.6%
TeleCommunication Systems, Inc. Cl. A*	14,000	106,680
Internet Security - 0.7%
Blue Coat Systems, Inc.*	4,400	127,512
Intimate Apparel - 0.4%
The Warnaco Group, Inc.*	1,900	79,306
Investment Management/Advisor Services - 0.8%
Altisource Portfolio Solutions S.A.*	5,400	139,698
Machinery-General Industry - 0.8%
Albany International Corp. Cl. A	7,300	141,036
Marine Services - 0.9%
Aegean Marine Petroleum Network, Inc.	5,700	163,362
Medical Labs & Testing Services - 0.7%
Icon PLC - ADR*	5,000	117,750
Medical Products - 4.0%
American Medical Systems Holdings, Inc.*	5,900	106,908
Haemonetics Corp.*	1,500	80,235
Hanger Orthopedic Group, Inc.*	8,000	149,200
Invacare Corp.	4,700	128,216
Orthofix International NV*	4,100	139,769
PSS World Medical, Inc.*	5,400	113,886
		718,214
Medical-Biomedical/Genetics - 3.2%
Human Genome Sciences, Inc.*	4,400	123,860
Incyte Corp., Ltd.*	12,300	131,118
Martek Biosciences Corp.*	5,700	113,031
Regeneron Pharmaceuticals, Inc.*	4,300	105,178
Seattle Genetics, Inc.*	9,900	100,980
		574,167
Medical-Drugs - 1.3%
Auxilium Pharmaceuticals, Inc.*	2,500	75,500
Hi-Tech Pharmacal Co., Inc.*	3,800	81,738
Salix Pharmaceuticals, Ltd.*	2,400	68,544
		225,782
Medical-Generic Drugs - 0.8%
Impax Laboratories, Inc.*	9,000	138,690
Medical-Outpatient/Home Medical Care - 0.7%
Almost Family, Inc.*	3,500	126,210
Metal Processors & Fabrication - 0.7%
CIRCOR International, Inc.	3,800	117,458
Multi-line Insurance - 0.9%
Unitrin, Inc.	6,900	166,704
Office Furnishings-Original - 0.6%
Knoll, Inc.	8,400	100,968
Oil & Gas Drilling - 1.2%
Atlas Energy, Inc.*	4,000	130,560
Atwood Oceanics, Inc.*	2,800	93,688
		224,248
Oil Companies-Exploration & Production - 3.1%
ATP Oil & Gas Corp.*	5,500	99,330
Berry Petroleum Co. Cl. A	3,700	99,160
Gran Tierra Energy, Inc.*	21,500	118,035
Mariner Energy, Inc.*	8,600	129,172
Stone Energy Corp.*	6,500	110,825
		556,522

	Number of Shares	Value
Oil-Field Services - 0.6%
Tetra Technologies, Inc.*	10,500	$105,840
Paper & Related Products - 1.9%
Boise, Inc.*	34,200	162,450
Clearwater Paper Corp.*	1,700	82,042
Domtar Corp.*	1,700	88,859
		333,351
Pharmacy Services - 0.6%
Catalyst Health Solutions, Inc.*	2,900	109,301
Physical Practice Management - 0.6%
IPC The Hospitalist Co., Inc.*	3,100	102,486
Physical Therapy/Rehabilitation Centers - 1.3%
Healthsouth Corp.*	6,100	105,530
RehabCare Group, Inc.*	4,500	125,280
		230,810
Printing-Commercial - 0.6%
Cenveo, Inc.*	14,800	110,408
Publishing-Books - 0.7%
Scholastic Corp.	4,000	117,600
Real Estate Operation/Development - 1.3%
Forest City Enterprises, Inc. Cl. A*	12,400	148,800
Forestar Group, Inc.*	4,400	78,056
		226,856
Recycling - 0.6%
Metalico, Inc.*	20,600	113,094
Research & Development - 0.8%
Parexel International Corp.*	7,200	145,080
Retail-Apparel/Shoe - 2.1%
Collective Brands, Inc.*	6,700	151,420
Liz Claiborne, Inc.*	13,800	95,358
Phillips-Van Heusen Corp.*	2,800	121,856
		368,634
Retail-Discount - 0.8%
HSN, Inc.*	6,700	145,122
Retail-Gardening Products - 0.6%
Tractor Supply Co.	2,100	114,912
Retail-Miscellaneous/Diversified - 0.6%
AerCap Holdings NV*	12,300	116,973
Retail-Office Supplies - 1.0%
OfficeMax, Inc.*	11,300	180,461
Retail-Pawn Shops - 0.8%
First Cash Financial Services, Inc.*	6,400	135,808
Retail-Perfume & Cosmetics - 0.7%
Sally Beauty Holdings, Inc.*	15,100	123,669
Retail-Petroleum Products - 0.8%
World Fuel Services Corp.	5,300	140,026
Retail-Restaurants - 0.7%
Cracker Barrel Old Country Store, Inc.	3,000	131,040
Rubber-Tires - 0.5%
Cooper Tire & Rubber Co.	5,600	98,224
Schools - 0.7%
Universal Technical Institute, Inc.*	4,800	121,248
Seismic Data Collection - 0.6%
ION Geophysical Corp.*	23,300	106,714
Semiconductor Components-Integrated Circuits - 2.6%
Cirrus Logic, Inc.*	22,300	159,222
Emulex Corp.*	10,800	137,160
Integrated Device Technology, Inc.*	14,400	78,768

	Number of Shares	Value
Pericom Semiconductor Corp.*	9,500	$89,205
		464,355
Semiconductor Equipment - 2.5%
Brooks Automation, Inc.*	12,200	105,408
Entegris, Inc.*	26,300	117,824
Kulicke & Soffa Industries, Inc.*	15,400	101,332
Novellus Systems, Inc.*	5,300	117,236
		441,800
Telecommunication Equipment-Fiber Optics - 1.8%
Finisar Corp.*	14,300	179,179
JDS Uniphase Corp.*	12,800	137,344
		316,523
Telecommunications Services - 1.4%
Knology, Inc.*	10,100	115,645
TW Telecom, Inc.*	8,100	128,709
		244,354
Therapeutics - 0.4%
Onyx Pharmaceuticals, Inc.*	2,500	69,400
Transactional Software - 0.5%
Solera Holdings, Inc.	2,700	92,232
Transport-Air Freight - 0.6%
Atlas Air Worldwide Holdings, Inc.*	2,600	117,208
Transport-Marine - 1.3%
Genco Shipping & Trading, Ltd.*	5,800	121,800
Navios Maritime Holdings, Inc.	20,000	120,200
		242,000
Transport-Truck - 0.6%
Arkansas Best Corp.	4,000	104,960
Wire & Cable Products - 0.7%
Belden, Inc.	5,700	120,726
Total Common Stock (Cost: $14,291,984)		17,177,402
Limited Partnerships - 1.6%
Pipelines - 1.6%
Atlas Pipeline Partners LP*	10,500	139,755
Targa Resources Partners LP	5,600	140,000
		279,755
Total Limited Partnerships (Cost: $205,043)		279,755
	Principal Amount
Short Term Investments - 2.3%
Time Deposit - 2.3%
HSBC Bank Grand Cayman
0.030%, 03/01/10 (Cost: $412,816)	$412,816	$412,816
Total Investments - 100.0% (Cost: $14,909,843)		17,869,973
Other Assets In Excess Of Liabilities - 0.0%		(2,231)
Net Assets - 100.0%		$17,867,742

*	Non-income producing securities.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Consumer, Non-cyclical	25.9%
Technology	16.7
Consumer, Cyclical	15.4
Industrial	10.4
Communications	9.6
Financial	8.5
Energy	7.1
Basic Materials	3.3
Diversified	0.8
Short Term Investments	2.3
Total Investments	100.0
Other assets in excess of liabilities	0.0
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. SMALL TO MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) As of February 28, 2010

	Number of Shares	Value
Common Stock - 96.7%
Aerospace/Defense-Equipment - 0.8%
AAR Corp.*	900	$20,412
Applications Software - 2.5%
Ebix, Inc.*	1,700	24,684
Nuance Communications, Inc.*	1,470	21,153
Red Hat, Inc.*	600	16,830
		62,667
Auto/Truck Parts & Equipment-Original - 1.1%
American Axle & Manufacturing Holdings, Inc.*	1,300	12,753
ArvinMeritor, Inc.*	1,200	13,992
		26,745
Broadcast Services/Programming - 2.2%
DG FastChannel, Inc.*	600	19,434
Liberty Media Corp. - Capital*	1,000	33,840
		53,274
Building-Heavy Construction - 0.8%
Chicago Bridge & Iron Co. Cl. NY*	900	19,521
Casino Services - 0.7%
Bally Technologies, Inc.*	400	16,564
Cellular Telecommunications - 0.8%
NII Holdings, Inc.*	500	18,710
Chemicals-Diversified - 0.8%
Celanese Corp. Cl. A	600	18,714
Chemicals-Plastics - 0.9%
A Schulman, Inc.	900	21,204
Chemicals-Specialty - 1.5%
Ashland, Inc.	400	18,832
Methanex Corp.	800	19,000
		37,832
Coal - 0.5%
Massey Energy Co.	300	12,921
Commercial Banks-Eastern US - 0.7%
Fulton Financial Corp.	1,800	17,316
Commercial Banks-Western US - 0.7%
Zions Bancorporation	900	16,686
Commercial Services - 0.9%
Alliance Data Systems Corp.*	400	22,176
Commercial Services-Finance - 3.7%
Deluxe Corp.	1,100	19,745
Dollar Financial Corp.*	900	20,196
Net 1 UEPS Technologies, Inc.*	1,000	17,650
TNS, Inc.*	700	16,541
Wright Express Corp.*	600	16,992
		91,124
Computer Aided Design - 0.9%
Parametric Technology Corp.*	1,300	22,633
Computers-Memory Devices - 0.9%
Xyratex, Ltd.*	1,600	21,136
Computers-Peripheral Equipment - 0.8%
Lexmark International, Inc. Cl. A*	600	20,226
Consumer Products-Miscellaneous - 1.8%
Fortune Brands, Inc.	400	17,532
Jarden Corp.	800	25,648
		43,180
Containers-Paper/Plastic - 0.8%
Pactiv Corp.*	800	19,808
Diagnostic Kits - 0.6%
Inverness Medical Innovations, Inc.*	400	15,608

	Number of Shares	Value
Diversified Manufacturing Operations - 1.4%
EnPro Industries, Inc.*	700	$19,376
Textron, Inc.	800	15,936
		35,312
E-Commerce/Services - 1.9%
IAC/InterActiveCorp*	1,000	22,390
Liberty Media Corp. - Interactive*	2,000	25,180
		47,570
Educational Software - 0.3%
Grand Canyon Education, Inc.*	300	6,525
Electric Products-Miscellaneous - 0.8%
Harbin Electric, Inc.*	1,000	18,930
Electronic Components-Miscellaneous - 1.8%
Sanmina-SCI Corp.*	1,400	23,156
Vishay Intertechnology, Inc.*	2,000	20,500
		43,656
Electronic Components-Semiconductors - 3.2%
Amkor Technology, Inc.*	3,100	18,662
Fairchild Semiconductor International, Inc.*	2,000	20,640
Rovi Corp.*	670	22,445
Skyworks Solutions, Inc.*	1,040	15,881
		77,628
Electronic Design Automations - 0.7%
Mentor Graphics Corp.*	2,000	16,640
Engineering/R & D Services - 0.7%
McDermott International, Inc.*	700	15,995
Enterprise Software/Services - 1.3%
Informatica Corp.*	600	15,312
Sybase, Inc.*	400	17,756
		33,068
Filtration/Separation Products - 1.0%
Pall Corp.	600	23,682
Finance-Consumer Loans - 1.9%
Ocwen Financial Corp.*	2,500	27,025
Portfolio Recovery Associates, Inc.*	350	18,666
		45,691
Financial Guarantee Insurance - 0.9%
Assured Guaranty, Ltd.	1,000	21,100
Food-Miscellaneous/Diversified - 1.0%
Chiquita Brands International, Inc.*	800	11,648
M&F Worldwide Corp.*	400	12,956
		24,604
Home Decoration Products - 0.6%
Newell Rubbermaid, Inc.	1,000	13,750
Home Furnishings - 1.2%
La-Z-Boy, Inc.*	2,300	29,003
Hospital Beds/Equipment - 0.6%
Hill-Rom Holdings, Inc.	600	15,744
Hotels & Motels - 1.1%
Wyndham Worldwide Corp.	1,200	27,588
Human Resources - 0.6%
Hewitt Associates, Inc. Cl. A*	400	15,196
Internet Applications Software - 0.7%
Cybersource Corp.*	1,050	17,986
Internet Connectivity Services - 0.7%
AboveNet, Inc.*	300	18,336
Internet Infrastructure Software - 0.7%
Akamai Technologies, Inc.*	700	18,410

	Number of Shares	Value
Internet Security - 0.8%
McAfee, Inc.*	520	$20,639
Investment Management/Advisor Services - 0.9%
Altisource Portfolio Solutions S.A.*	900	23,283
Machinery-Construction & Mining - 0.8%
Bucyrus International, Inc. Cl. A	300	18,768
Machinery-General Industry - 0.8%
Albany International Corp. Cl. A	1,000	19,320
Marine Services - 0.8%
Aegean Marine Petroleum Network, Inc.	700	20,062
Medical Instruments - 1.7%
Beckman Coulter, Inc.	300	19,668
Edwards Lifesciences Corp.*	250	22,958
		42,626
Medical Labs & Testing Services - 0.7%
Covance, Inc.*	300	16,986
Medical Products - 1.6%
Orthofix International NV*	600	20,454
PSS World Medical, Inc.*	900	18,981
		39,435
Medical-Biomedical/Genetics - 4.7%
Alexion Pharmaceuticals, Inc.*	330	16,341
Bio-Rad Laboratories, Inc. Cl. A*	230	21,480
Dendreon Corp.*	400	12,492
Human Genome Sciences, Inc.*	600	16,890
Life Technologies Corp.*	400	20,304
Martek Biosciences Corp.*	900	17,847
United Therapeutics Corp.*	200	11,482
		116,836
Medical-Drugs - 1.1%
Biovail Corp.	1,500	22,245
Salix Pharmaceuticals, Ltd.*	200	5,712
		27,957
Medical-Generic Drugs - 0.9%
Mylan, Inc.*	1,000	21,340
Medical-Hospitals - 0.8%
Community Health Systems, Inc.*	600	20,562
Medical-Outpatient/Home Medical Care - 0.7%
Almost Family, Inc.*	500	18,030
Metal-Iron - 0.9%
Cliffs Natural Resources, Inc.	400	22,560
Oil & Gas Drilling - 0.6%
Atwood Oceanics, Inc.*	450	15,057
Oil Companies-Exploration & Production - 0.7%
Berry Petroleum Co. Cl. A	600	16,080
Paper & Related Products - 2.2%
Boise, Inc.*	4,200	19,950
Clearwater Paper Corp.*	300	14,478
Domtar Corp.*	400	20,908
		55,336
Physical Practice Management - 0.7%
IPC The Hospitalist Co., Inc.*	520	17,191
Physical Therapy/Rehabilitation Centers - 0.6%
Healthsouth Corp.*	900	15,570
Printing-Commercial - 0.8%
RR Donnelley & Sons Co.	1,000	19,890
Publishing-Books - 0.8%
Scholastic Corp.	700	20,580
Real Estate Operation/Development - 1.6%
Forest City Enterprises, Inc. Cl. A*	2,200	26,400

	Number of Shares	Value
Forestar Group, Inc.*	800	$14,192
		40,592
Research & Development - 1.0%
Parexel International Corp.*	1,200	24,180
Respiratory Products - 0.9%
ResMed, Inc.*	380	21,690
Retail-Apparel/Shoe - 3.8%
Abercrombie & Fitch Co. Cl. A	500	18,210
Collective Brands, Inc.*	900	20,340
Guess ?, Inc.	500	20,395
Hanesbrands, Inc.*	800	20,744
Phillips-Van Heusen Corp.	300	13,056
		92,745
Retail-Discount - 0.8%
Big Lots, Inc.*	600	20,100
Retail-Miscellaneous/Diversified - 1.0%
AerCap Holdings NV*	2,700	25,677
Retail-Office Supplies - 1.0%
OfficeMax, Inc.*	1,600	25,552
Retail-Petroleum Products - 0.9%
World Fuel Services Corp.	800	21,136
Rubber-Tires - 0.6%
Cooper Tire & Rubber Co.	800	14,032
Schools - 0.8%
Universal Technical Institute, Inc.*	800	20,208
Seismic Data Collection - 0.6%
ION Geophysical Corp.*	3,200	14,656
Semiconductor Components-Integrated Circuits - 1.0%
Emulex Corp.*	1,900	24,130
Semiconductor Equipment - 1.3%
Novellus Systems, Inc.*	800	17,696
Teradyne, Inc.*	1,550	15,485
		33,181
Steel-Producers - 0.8%
AK Steel Holding Corp.	900	19,377
Super-Regional Banks-US - 0.7%
Comerica, Inc.	500	18,040
Telecommunication Equipment-Fiber Optics - 2.1%
Finisar Corp.*	2,500	31,325
JDS Uniphase Corp.*	2,000	21,460
		52,785
Telecommunications Services - 0.9%
TW Telecom, Inc.*	1,400	22,246
Therapeutics - 0.7%
BioMarin Pharmaceutical, Inc.*	900	18,000
Transactional Software - 0.7%
Solera Holdings, Inc.	500	17,080
Transport-Air Freight - 0.7%
Atlas Air Worldwide Holdings, Inc.*	400	18,032
Transport-Marine - 1.4%
Genco Shipping & Trading, Ltd.*	700	14,700
Navios Maritime Holdings, Inc.	3,300	19,833
		34,533
Transport-Truck - 0.7%
Con-way, Inc.	500	16,245
Vitamins & Nutrition Products - 0.8%
Herbalife, Ltd.	500	20,025

	Number of Shares	Value
Wire & Cable Products - 0.8%
Belden, Inc.	900	$19,062
Total Common Stock (Cost: $1,879,009)		2,386,283
Limited Partnerships - 1.7%
Pipelines - 1.7%
Atlas Pipeline Partners LP*	1,600	21,296
Targa Resources Partners LP	800	20,000
		41,296
Total Limited Partnerships (Cost: $29,639)		41,296
	Principal Amount
Short Term Investments - 2.2%
Time Deposit - 2.2%
Citibank London
0.030%, 03/01/10 (Cost: $53,984)	$53,984	$53,984
Total Investments - 100.6% (Cost: $1,962,632)		2,481,563
Liabilities In Excess of Other Assets - (0.6)%		(14,778)
Net Assets - 100.0%		$2,466,785

*	Non-income producing securities.

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Consumer, Non-cyclical	30.0%
Industrial	13.1
Technology	13.3
Consumer, Cyclical	11.6
Communications	11.8
Financial	7.4
Basic Materials	7.1
Energy	4.1
Short Term Investments	2.2
Total Investments	100.6
Liabilities in excess of other assets	(0.6)
Net Assets	100.0%

See Accompanying Schedule of Investments

U.S. CONVERTIBLE FUND SCHEDULE OF INVESTMENTS (Unaudited) As of February 28, 2010

	Principal Amount	Value
Convertible Corporate Bonds - 82.9%
Aerospace/Defense-Equipment - 2.9%
AAR Corp.
1.750%, 02/01/26	$5,495,000	$5,453,787
Orbital Sciences Corp.
2.438%, 01/15/27	1,645,000	1,667,619
Triumph Group, Inc.
2.625%, 10/01/26	4,420,000	4,983,549
		12,104,955
Airlines - 1.0%
Continental Airlines, Inc.
4.500%, 01/15/15	3,530,000	4,319,838
Applications Software - 1.2%
Nuance Communications, Inc.
2.750%, 08/15/27	4,765,000	4,896,038
Auto/Truck Parts & Equipment-Original - 2.5%
BorgWarner, Inc.
3.500%, 04/15/12	4,195,000	5,458,744
TRW Automotive, Inc. 144A#
3.500%, 12/01/15	4,155,000	4,778,250
		10,236,994
Auto-Cars/Light Trucks - 2.1%
Ford Motor Co.
4.250%, 12/15/36	6,070,000	8,596,638
Auto-Medium & Heavy Duty Trucks - 1.2%
Navistar International Corp.
3.000%, 10/15/14	4,890,000	5,024,475
Batteries/Battery Systems - 1.2%
EnerSys●
3.375%, 06/01/15	5,595,000	5,077,463
Broadcast Services/Programming - 0.8%
Liberty Media LLC
3.125%, 03/30/23	3,145,000	3,231,488
Building-Residential/Commercial - 1.4%
DR Horton, Inc.
2.000%, 05/15/14	4,825,000	5,675,406
Casino Services - 1.2%
International Game Technology 144A#
3.250%, 05/01/14	4,355,000	5,117,125
Coal - 1.4%
Peabody Energy Corp.
4.750%, 12/15/41	5,475,000	5,639,250
Commercial Services - 1.3%
Alliance Data Systems Corp.
1.750%, 08/01/13	5,685,000	5,287,050
Computers-Memory Devices - 3.8%
EMC Corp./Massachusetts
1.750%, 12/01/13	5,450,000	6,771,624
Maxtor Corp.
2.375%, 08/15/12	3,425,000	4,315,500
NetApp, Inc.
1.750%, 06/01/13	4,440,000	5,050,500
		16,137,624
Data Processing/Management - 0.8%
CSG Systems International, Inc. 144A#
3.000%, 03/01/17	3,290,000	3,373,895
Diagnostic Kits - 1.3%
Inverness Medical Innovations, Inc.
3.000%, 05/15/16	4,780,000	5,311,775
Diversified Manufacturing Operations - 3.4%
Actuant Corp.
2.000%, 11/15/23	4,850,000	5,128,874
Griffon Corp. 144A#
4.000%, 01/15/17	3,840,000	4,132,800
Textron, Inc.
4.500%, 05/01/13	$2,915,000	$4,864,406
		14,126,080
Electronic Components-Semiconductors - 3.8%
Intel Corp. 144A#
3.250%, 08/01/39	4,890,000	5,519,587
Micron Technology, Inc.
1.875%, 06/01/14	5,530,000	4,963,175
ON Semiconductor Corp.
2.625%, 12/15/26	4,990,000	5,102,275
		15,585,037
Electronic Measure Instruments - 1.2%
Itron, Inc.
2.500%, 08/01/26	4,120,000	4,877,050
Energy-Alternate Sources - 0.7%
Covanta Holding Corp. 144A#
3.250%, 06/01/14	2,715,000	2,972,925
Food-Meat Products - 1.0%
Tyson Foods, Inc.
3.250%, 10/15/13	3,420,000	4,108,275
Gold Mining - 1.3%
Newmont Mining Corp.
1.250%, 07/15/14	4,150,000	5,301,625
Home Decoration Products - 1.2%
Newell Rubbermaid, Inc.
5.500%, 03/15/14	2,835,000	4,947,075
Hospital Beds/Equipment - 1.3%
Kinetic Concepts, Inc. 144A#
3.250%, 04/15/15	5,010,000	5,197,875
Hotels & Motels - 1.8%
Gaylord Entertainment Co. 144A#
3.750%, 10/01/14	1,865,000	1,983,894
Wyndham Worldwide Corp.
3.500%, 05/01/12	2,830,000	5,246,112
		7,230,006
Instruments-Scientific - 1.3%
Fisher Scientific International, Inc.
3.250%, 03/01/24	4,160,000	5,423,600
Internet Infrastructure Software - 0.9%
TeleCommunication Systems, Inc. 144A#
4.500%, 11/01/14	3,565,000	3,787,813
Internet Security - 2.6%
Symantec Corp.
1.000%, 06/15/13	4,920,000	5,252,100
VeriSign, Inc.
3.250%, 08/15/37	5,915,000	5,264,350
		10,516,450
Investment Management/Advisor Services - 1.3%
BlackRock, Inc.
2.625%, 02/15/35	2,380,000	5,253,850
Machinery-General Industry - 1.3%
Roper Industries, Inc.●
0.000%, 01/15/34	7,715,000	5,352,281
Medical Products - 1.2%
American Medical Systems Holdings, Inc.
4.000%, 09/15/41	4,270,000	4,958,538
Medical-Biomedical/Genetics - 3.5%
Gilead Sciences, Inc.
0.500%, 05/01/11	4,070,000	5,153,638
Life Technology Corp.
2.000%, 08/01/23	3,460,000	5,181,349
United Therapeutics Corp.
0.500%, 10/15/11	2,505,000	3,873,356
		14,208,343

	Principal Amount	Value
Medical-Drugs - 3.9%
Biovail Corp. 144A#
5.375%, 08/01/14	$4,360,000	$5,226,549
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/26	4,095,000	5,190,413
Valeant Pharmaceuticals International
4.000%, 11/15/13	4,230,000	5,461,987
		15,878,949
Medical-Generic Drugs - 1.6%
Mylan, Inc./PA 144A#
3.750%, 09/15/15	3,825,000	6,607,688
Metal-Aluminum - 1.0%
Alcoa, Inc.
5.250%, 03/15/14	1,810,000	3,948,063
Motion Pictures & Services - 1.4%
Macrovision Corp.
2.625%, 08/15/11	4,550,000	5,755,750
Networking Products - 1.0%
Anixter International, Inc.
1.000%, 02/15/13	4,735,000	4,314,769
Oil Companies-Exploration & Production - 1.5%
Chesapeake Energy Corp.
2.500%, 05/15/37	6,845,000	5,997,931
Oil Field Machinery & Equipment - 1.3%
Cameron International Corp.
2.500%, 06/15/26	3,925,000	5,146,656
Oil-Field Services - 2.6%
Oil States International, Inc.
2.375%, 07/01/25	3,885,000	5,638,107
Schlumberger, Ltd.
2.125%, 06/01/23	3,275,000	5,039,406
		10,677,513
REITS-Diversified - 1.3%
Digital Realty Trust LP 144A#
4.125%, 08/15/26	3,255,000	5,262,928
REITS-Office Property - 1.3%
Alexandria Real Estate Equities, Inc. 144A#
8.000%, 04/15/29	3,180,000	5,227,125
Rental Auto/Equipment - 1.1%
Hertz Global Holdings, Inc.
5.250%, 06/01/14	3,475,000	4,660,844
Semiconductor Equipment - 1.2%
Teradyne, Inc.
4.500%, 03/15/14	2,475,000	4,894,313
Steel-Producers - 2.3%
Steel Dynamics, Inc.
5.125%, 06/15/14	3,935,000	4,653,138
United States Steel Corp.
4.000%, 05/15/14	2,750,000	4,974,062
		9,627,200
Telecommunication Equipment-Fiber Optics - 1.1%
Finisar Corp. 144A#
5.000%, 10/15/29	3,450,000	4,713,563
Telecommunications Services - 2.3%
MasTec, Inc.
4.000%, 06/15/14	4,045,000	4,403,994
TW Telecom, Inc.
2.375%, 04/01/26	4,830,000	5,089,612
		9,493,606
Therapeutics - 2.4%
BioMarin Pharmaceutical, Inc.
1.875%, 04/23/17	4,495,000	5,011,925

	Principal Amount	Value
Onyx Pharmaceuticals, Inc.
4.000%, 08/15/16	$4,875,000	$4,966,406
		9,978,331
Toys - 1.2%
Hasbro, Inc.
2.750%, 12/01/21	2,999,000	4,982,089
Web Hosting/Design - 1.2%
Equinix, Inc.
2.500%, 04/15/12	4,650,000	4,899,938
Wireless Equipment - 1.3%
SBA Communications Corp.
1.875%, 05/01/13	1,440,000	1,504,800
SBA Communications Corp. 144A#
4.000%, 10/01/14	2,955,000	3,956,006
		5,460,806
Total Convertible Corporate Bonds (Cost: $308,230,321)		341,404,899
Convertible Preferred Stock - 13.6%
Diversified Banking Institution - 1.4%
Citigroup, Inc.
7.500%, 12/15/12	52,320	5,611,843
Electric-Generation - 0.7%
AES Trust III
6.750%, 10/15/29	66,348	3,061,297
Finance-Consumer Loans - 1.3%
SLM Corp.
7.250%, 12/15/10	8,870	5,308,429
Financial Guarantee Insurance - 1.2%
Assured Guaranty, Ltd.
8.500%, 06/01/12	58,260	5,112,024
Medical-Drugs - 1.3%
Merck & Co., Inc.
6.000%, 08/13/10	20,815	5,245,380
Metal-Diversified - 1.4%
Freeport-McMoRan Copper & Gold, Inc.
6.750%, 05/01/10	54,965	5,917,531
Multi-line Insurance - 1.2%
XL Capital, Ltd.
10.750%, 08/15/11	182,975	5,064,748
Office Supplies & Forms - 1.2%
Avery Dennison Corp.
7.875%, 11/15/20	129,425	4,866,380
Oil Companies-Exploration & Production - 1.3%
Whiting Petroleum Corp.
6.250%, 12/31/49	29,420	5,383,860
REITS-Regional Malls - 1.3%
Simon Property Group, Inc.
6.000%, 12/31/49	79,800	5,295,528
Super-Regional Banks-US - 1.3%
Fifth Third Bancorp
8.500%, 12/31/49	38,790	5,159,846
Total Convertible Preferred Stock (Cost: $44,076,060)		56,026,866

	Number of Shares
Common Stock - 1.2%
Chemicals-Diversified - 1.2%
Celanese Corp. Cl. A (Cost: $3,737,969)	163,214	5,090,645

	Principal Amount
Short Term Investments - 2.1%
Time Deposit - 2.1%
HSBC Bank Grand Cayman
0.030%, 03/01/10 (Cost: $8,571,060)	$8,571,060	$8,571,060
Total Investments -99.8% (Cost: $364,615,410)		411,093,470
Other Assets In Excess Of Liabilities - 0.2%		620,119
Net Assets - 100.0%		$411,713,589

#	144A Security. Certain conditions for public sale may exist. The total market value of 144A securities owned at February 28, 2010 was $67,858,023 or 16.46% of net assets.
●	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Consumer, Non-cyclical	21.0%
Consumer, Cyclical	15.0
Financial	11.4
Industrial	11.4
Communications	11.3
Technology	10.9
Energy	8.7
Basic Materials	7.3
Utilities	0.7
Short Term Investments	2.1
Total Investments	99.8
Other assets in excess of liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

INTERNATIONAL GROWTH OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS As of February 28 2010

	Number of Shares	Value
Common Stock - 91.5%
Australia - 5.3%
Aquarius Platinum, Ltd.*	292,316	$1,615,874
Mount Gibson Iron, Ltd.*	1,254,543	1,713,252
Paladin Energy, Ltd.*	292,444	945,400
The Reject Shop, Ltd.	119,580	1,638,383
		5,912,909
Belgium - 2.8%
EVS Broadcast Equipment SA	33,903	1,820,160
Umicore	45,375	1,362,931
		3,183,091
Bermuda - 1.1%
Allied World Assurance Co. Holdings, Ltd.	27,600	1,272,360
Brazil - 1.8%
Light SA	133,800	1,971,128
Canada - 7.9%
Biovail Corp.	105,100	1,558,633
Calfrac Well Services, Ltd.	78,800	1,778,116
Capstone Mining Corp.*	507,900	1,364,715
Neo Material Technologies, Inc.*	498,600	2,094,502
RONA, Inc.*	133,000	1,999,499
		8,795,465
France - 3.5%
EDF Energies Nouvelles SA	35,053	1,806,797
Ingenico	87,412	2,087,595
		3,894,392
Germany - 6.4%
GEA Group AG	98,532	1,844,882
Rhoen Klinikum AG	78,390	1,940,596
Wacker Neuson SE	95,429	1,151,771
Wirecard AG	186,384	2,246,238
		7,183,487
Hong Kong - 2.7%
Dah Sing Financial Holdings, Ltd.*	374,800	1,902,158
Huabao International Holdings, Ltd.	1,130,000	1,136,790
		3,038,948
Ireland - 2.5%
C&C Group PLC	487,250	1,802,015
Kingspan Group PLC*	138,384	944,263
		2,746,278
Italy - 6.3%
Ansaldo STS SpA	97,359	1,880,051
Autogrill SpA*	174,078	2,166,586
Azimut Holding SpA	136,807	1,580,420
Prysmian SpA	79,714	1,376,139
		7,003,196
Japan - 13.0%
Air Water, Inc.	95,000	1,111,799
K's Holdings Corp.	43,900	1,291,336
OKUMA Corp.*	328,000	1,948,843
Pigeon Corp.	34,100	1,329,618
Seven Bank, Ltd.	687	1,427,111
The Japan Steel Works, Ltd.	102,300	1,170,755
Torishima Pump Manufacturing Co., Ltd.	62,800	1,362,498
Towa Pharmaceutical Co., Ltd.	35,100	1,888,009
Tsumura & Co.	47,000	1,443,347
Unicharm Petcare Corp.	50,300	1,618,838
		14,592,154
Netherlands - 3.6%
Ten Cate NV	56,309	1,479,264

	Number of Shares	Value
Unit 4 Agresso NV*	105,983	$2,543,407
		4,022,671
Norway - 1.1%
Pronova BioPharma AS*	421,000	1,267,890
Portugal - 1.1%
Mota Engil SGPS SA	296,327	1,275,065
Republic of China - 1.9%
7 Days Group Holdings, Ltd. - ADR*	89,300	1,143,933
Concord Medical Services Holdings, Ltd. - ADR*	110,300	944,168
Peace Mark Holdings, Ltd.*	2,428,000	3,128
		2,091,229
Singapore - 4.2%
Hyflux, Ltd.	991,000	2,481,554
MobileOne, Ltd.	1,533,000	2,246,553
		4,728,107
Spain - 1.1%
Tecnicas Reunidas SA	22,137	1,247,688
Switzerland - 2.4%
Banque Cantonale Vaudoise	2,281	1,017,392
Partners Group Holding AG	12,814	1,622,056
		2,639,448
Turkey - 1.4%
Asya Katilim Bankasi AS*	670,304	1,582,967
United Kingdom - 21.4%
ARM Holdings PLC	545,020	1,691,007
ASOS PLC*	191,304	1,368,834
Babcock International Group	217,225	1,741,153
Charter International PLC	162,657	1,647,971
Chemring Group PLC	43,934	2,219,918
Cookson Group PLC*	203,906	1,427,962
Croda International PLC	129,799	1,778,454
Dana Petroleum PLC*	74,323	1,240,117
Dechra Pharmaceuticals PLC	153,980	1,066,607
IG Group Holdings PLC	376,372	2,215,747
Inchcape PLC*	3,446,443	1,335,327
Petrofac, Ltd.	105,821	1,654,516
Restaurant Group PLC	635,367	1,996,472
RPS Group PLC	437,091	1,197,769
Victrex PLC	109,069	1,444,606
		24,026,460
Total Common Stock (Cost: $91,491,786)		102,474,933
Equity-Linked Securities - 3.5%
Taiwan - 3.5%
Credit Suisse FB Giant Manufacturing - 8/22/11	662,041	1,835,045
Merrill Lynch Wistron Corp. - 12/03/12 144A#,*	1,234,441	2,116,943
		3,951,988
Total Equity-Linked Securities (Cost: $2,345,035)		3,951,988
Preferred Stock - 2.1%
Brazil - 2.1%
Banco do Estado do Rio Grande do Sul (Cost: $975,375)	288,200	2,308,468

Unit Investment Trust - 1.0%
Canada - 1.0%
NAL Oil & Gas Trust (Cost: $1,285,489)	91,600	1,137,904

	Principal Amount
Short Term Investments - 1.3%
Time Deposit - 1.3%
Citibank London
0.030%, 03/01/10 (Cost: $1,457,829)	$1,457,829	$1,457,829
Total Investments -99.4% (Cost: $97,555,514)		111,331,122
Other Assets In Excess Of Liabilities - 0.6%		658,454
Net Assets - 100.0%		$111,989,576

*	Non-income producing securities.
#	144A Security. Certain conditions for public sale may exist. The total market value of 144A securities owned at February 28, 2010 was $2,116,943 or 1.89% of net assets.

ADR	-	American Depository Receipt

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Industrial	22.8%
Consumer, Non-cyclical	19.6
Financial	13.3
Basic Materials	11.1
Consumer, Cyclical	10.3
Technology	7.5
Energy	6.8
Communications	3.2
Utilities	1.8
Diversified	1.7
Short Term Investments	1.3
Total Investments	99.4
Other assets in excess of liabilities	0.6
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

U.S. HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS As of February 28 2010

	Principal Amount	Value
Corporate Bonds - 86.0%
Aerospace/Defense-Equipment - 2.1%
BE Aerospace, Inc.
8.500%, 07/01/18	$675,000	$708,750
TransDigm, Inc.
7.750%, 07/15/14	645,000	646,613
		1,355,363
Apparel Manufacturers - 2.3%
Levi Strauss & Co.
9.750%, 01/15/15	500,000	523,750
Oxford Industries, Inc.
11.375%, 07/15/15	245,000	273,175
Quiksilver, Inc.
6.875%, 04/15/15	845,000	724,588
		1,521,513
Auto/Truck Parts & Equipment-Original - 1.0%
American Axle & Manufacturing, Inc.
7.875%, 03/01/17	715,000	625,625
Auto-Medium & Heavy Duty Trucks - 1.0%
Navistar International Corp.
8.250%, 11/01/21	650,000	663,000
Broadcast Services/Programming - 0.9%
Clear Channel Worldwide Holdings, Inc. 144A#
9.250%, 12/15/17	600,000	615,000
Building Products-Cement/Aggregate - 1.1%
Texas Industries, Inc.
7.250%, 07/15/13	695,000	691,525
Building-Residential/Commercial - 1.5%
K Hovnanian Enterprises, Inc.
7.500%, 05/15/16	825,000	594,000
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16	355,000	372,750
		966,750
Cable/Satellite TV - 2.7%
Cablevision Systems Corp. 144A#
8.625%, 09/15/17	595,000	615,825
Echostar DBS Corp.
7.125%, 02/01/16	320,000	322,400
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%, 10/15/15	780,000	791,700
		1,729,925
Casino Hotels - 2.9%
Harrah's Operating Co., Inc.
10.000%, 12/15/18	920,000	699,200
Harrah's Operating Co., Inc.
11.250%, 06/01/17	545,000	568,162
MGM Mirage 144A#
11.375%, 03/01/18	705,000	655,650
		1,923,012
Cellular Telecommunications - 2.5%
Nextel Communications, Inc.
7.375%, 08/01/15	965,000	895,038
NII Capital Corp. 144A#
8.875%, 12/15/19	735,000	755,212
		1,650,250
Chemicals-Plastics - 1.0%
Hexion Finance Escrow LLC/Hexion Escrow Corp. 144A#
8.875%, 02/01/18	715,000	672,100
Coal - 0.7%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 144A#
8.250%, 12/15/17	485,000	486,212
Commercial Services - 1.1%
DI Finance/DynCorp International

	Principal Amount	Value
9.500%, 02/15/13	$735,000	$744,188
Commercial Services-Finance - 1.5%
Cardtronics, Inc.
9.250%, 08/15/13	375,000	385,312
Deluxe Corp.
7.375%, 06/01/15	595,000	580,125
		965,437
Computer Services - 1.6%
Stream Global Services, Inc. 144A#
11.250%, 10/01/14	635,000	651,669
Unisys Corp. 144A#
12.750%, 10/15/14	312,000	361,920
		1,013,589
Consumer Products-Miscellaneous - 0.7%
Jarden Corp.
7.500%, 05/01/17	430,000	434,300
Containers-Metal/Glass - 1.7%
BWAY Corp. 144A#
10.000%, 04/15/14	525,000	552,563
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15	530,000	549,875
		1,102,438
Cosmetics & Toiletries - 1.2%
Revlon Consumer Products Corp. 144A#
9.750%, 11/15/15	745,000	769,212
Data Processing/Management - 0.7%
First Data Corp.
9.875%, 09/24/15	535,000	465,450
Direct Marketing - 0.5%
Affinion Group, Inc.
11.500%, 10/15/15	335,000	343,375
Distribution/Wholesale - 2.4%
Intcomex, Inc. 144A#
13.250%, 12/15/14	745,000	743,137
KAR Holdings, Inc.
8.750%, 05/01/14	830,000	842,450
		1,585,587
Diversified Banking Institution - 1.8%
GMAC, Inc.
6.750%, 12/01/14	1,222,000	1,179,230
Diversified Manufacturing Operations - 0.8%
Harland Clarke Holdings Corp.
9.500%, 05/15/15	595,000	545,913
Diversified Operations - 1.1%
Kansas City Southern Railway
8.000%, 06/01/15	670,000	690,100
Diversified Operations/Commercial Services - 0.3%
ARAMARK Corp.
8.500%, 02/01/15	165,000	167,475
Electric-Generation - 0.9%
Edison Mission Energy
7.000%, 05/15/17	750,000	553,125
Electric-Integrated - 0.4%
Energy Future Holdings Corp.●
10.875%, 11/01/17	360,000	274,500
Electronic Components-Miscellaneous - 1.3%
Sanmina-SCI Corp.
8.125%, 03/01/16	850,000	841,500
Electronic Components-Semiconductors - 1.0%
Advanced Micro Devices, Inc. 144A#
8.125%, 12/15/17	250,000	254,375

	Principal Amount	Value
Amkor Technology, Inc.
9.250%, 06/01/16	$400,000	$415,000
		669,375
Enterprise Software/Services - 0.7%
JDA Software Group, Inc. 144A#
8.000%, 12/15/14	460,000	476,100
Filtration/Separation Products - 0.8%
Polypore, Inc.
8.750%, 05/15/12	545,000	546,362
Finance-Auto Loans - 1.8%
Ford Motor Credit Co. LLC
7.000%, 10/01/13	670,000	660,375
Ford Motor Credit Co. LLC
8.125%, 01/15/20	490,000	490,099
		1,150,474
Finance-Consumer Loans - 1.0%
American General Finance Corp.
6.900%, 12/15/17	945,000	678,728
Finance-Leasing Company - 0.8%
International Lease Finance Corp.
6.375%, 03/25/13	605,000	533,213
Housewares - 0.9%
Libbey Glass, Inc. 144A#
10.000%, 02/15/15	585,000	608,400
Machinery-Construction & Mining - 0.8%
Terex Corp.
7.375%, 01/15/14	490,000	492,450
Machinery-Electrical - 1.1%
Baldor Electric Co.
8.625%, 02/15/17	695,000	715,850
Medical-Drugs - 0.8%
Valeant Pharmaceuticals International 144A#
8.375%, 06/15/16	485,000	504,400
Medical-Hospitals - 2.8%
AMR HoldCo, Inc./EmCare HoldCo, Inc.
10.000%, 02/15/15	610,000	642,025
Community Health Systems, Inc.
8.875%, 07/15/15	490,000	508,375
HCA, Inc.
9.250%, 11/15/16	610,000	648,888
		1,799,288
Medical-Nursing Homes - 1.2%
Sun Healthcare Group, Inc.
9.125%, 04/15/15	755,000	777,650
Medical-Outpatient/Home Medical Care - 0.9%
Apria Healthcare Group, Inc. 144A#
11.250%, 11/01/14	570,000	617,025
MRI/Medical Diagnostic Imaging - 0.6%
Alliance HealthCare Services, Inc. 144A#
8.000%, 12/01/16	420,000	391,650
Multimedia - 0.7%
Media General, Inc. 144A#
11.750%, 02/15/17	490,000	477,750
Oil Companies-Exploration & Production - 2.8%
Chesapeake Energy Corp.
6.875%, 01/15/16	365,000	360,894
Mariner Energy, Inc.
11.750%, 06/30/16	405,000	453,600
PetroHawk Energy Corp.
7.875%, 06/01/15	390,000	391,950
SandRidge Energy, Inc. 144A#
8.000%, 06/01/18	635,000	611,187
		1,817,631
Oil-Field Services - 1.1%
Allis-Chalmers Energy, Inc.
9.000%, 01/15/14	810,000	747,225
Paper & Related Products - 1.1%
Neenah Paper, Inc.
7.375%, 11/15/14	790,000	731,738

	Principal Amount	Value
Pipelines - 1.6%
Dynegy Holdings, Inc.
7.750%, 06/01/19	$760,000	$600,400
El Paso Corp.
8.250%, 02/15/16	395,000	420,675
		1,021,075
Printing-Commercial - 1.0%
Cenveo Corp.
7.875%, 12/01/13	680,000	649,400
Publishing-Newspapers - 1.1%
McClatchy Co. 144A#
11.500%, 02/15/17	715,000	700,700
Quarrying - 0.9%
Compass Minerals International, Inc. 144A#
8.000%, 06/01/19	575,000	599,437
Radio - 1.0%
Salem Communications Corp. 144A#
9.625%, 12/15/16	590,000	628,350
Real Estate Management/Service - 0.8%
CB Richard Ellis Services, Inc.
11.625%, 06/15/17	485,000	537,137
Rental Auto/Equipment - 2.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%, 05/15/16	765,000	694,238
Hertz Corp.
10.500%, 01/01/16	590,000	613,600
RSC Equipment Rental, Inc.
9.500%, 12/01/14	420,000	408,450
		1,716,288
Retail-Apparel/Shoe - 1.7%
Brown Shoe Co., Inc.
8.750%, 05/01/12	555,000	564,713
Phillips-Van Heusen Corp.
8.125%, 05/01/13	500,000	511,250
		1,075,963
Retail-Computer Equipment - 0.8%
GameStop Corp./GameStop, Inc.
8.000%, 10/01/12	520,000	538,200
Retail-Drug Store - 0.9%
Rite Aid Corp.
8.625%, 03/01/15	715,000	604,175
Retail-Propane Distribution - 1.3%
Inergy LP/Inergy Finance Corp.
8.250%, 03/01/16	845,000	859,787
Retail-Regional Department Stores - 0.4%
The Neiman Marcus Group, Inc.
10.375%, 10/15/15	275,000	275,000
Satellite Telecommunications - 2.6%
DigitalGlobe, Inc. 144A#
10.500%, 05/01/14	850,000	918,000
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 04/15/14	740,000	760,350
		1,678,350
Super-Regional Banks-US - 0.7%
BAC Capital Trust XI
6.625%, 05/23/36	530,000	478,769
Telecommunications Services - 3.0%
MasTec, Inc.
7.625%, 02/01/17	655,000	632,894
Time Warner Telecom Holdings, Inc.
9.250%, 02/15/14	585,000	605,475
West Corp.
11.000%, 10/15/16	685,000	690,137
		1,928,506
Telephone-Integrated - 2.7%
Cincinnati Bell, Inc.
8.375%, 01/15/14	880,000	891,000
Sprint Capital Corp.

	Principal Amount	Value
8.375%, 03/15/12	$350,000	$359,187
Windstream Corp.
8.625%, 08/01/16	520,000	531,700
		1,781,887
Travel Services - 1.2%
Travelport LLC
9.875%, 09/01/14	785,000	806,588
Web Hosting/Design - 2.2%
Equinix, Inc.
8.125%, 03/01/18	785,000	785,000
Terremark Worldwide, Inc. 144A#
12.000%, 06/15/17	610,000	672,525
		1,457,525
Wire & Cable Products - 0.9%
General Cable Corp.
7.125%, 04/01/17	620,000	607,600
Total US Corporate Bonds (Cost: $53,124,212)		56,255,740

Foreign Corporate Bonds - 8.9%
Cellular Telecommunications - 1.5%
Millicom international Cellular SA
10.000%, 12/01/13	955,000	995,587
Commercial Services-Finance - 1.2%
National Money Mart Co. 144A#
10.375%, 12/15/16	710,000	743,725
Cruise Lines - 1.9%
NCL Corp., Ltd. 144A#
11.750%, 11/15/16	520,000	542,100
Royal Carribean Cruises
11.875%, 07/15/15	625,000	710,938
		1,253,038
Metal-Aluminum - 1.0%
Novelis, Inc.
11.500%, 02/15/15	620,000	661,850
Oil Companies-Exploration & Production - 1.0%
OPTI Canada, Inc.
8.250%, 12/15/14	750,000	671,250
Satellite Telecommunications - 1.2%
Intelsat Jackson Holdings, Ltd.
9.500%, 06/15/16	735,000	775,425
Telecommunications Services - 1.1%
Global Crossing, Ltd. 144A#
12.000%, 09/15/15	650,000	710,125
Total Foreign Corporate Bonds (Cost: $5,215,985)		5,811,000
Agency Bond -1.2%
Finance-Consumer Loans - 1.2%
SLM Corp., 8.450%, 06/15/18 (Cost: $698,900)	800,000	783,686
		783,686

Short Term Investments - 2.4%
Time Deposit - 2.4%
Wells Fargo - Grand Cayman
0.030%, 03/01/10 (Cost: $1,589,750)	$1,589,750	$1,589,750
Total Investments -98.5% (Cost: $60,628,847)		64,440,176
Other Assets In Excess Of Liabilities - 1.5%		979,903
Net Assets - 100.0%		$65,420,079

#	144A Security. Certain conditions for public sale may exist. The total market value of 144A securities owned at February 28, 2010 was $16,334,349 or 24.97% of net assets.
●	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.

SCHEDULE OF INVESTMENTS BY SECTOR as of February 28, 2010
Sector	Percent of Net Assets
Communications	23.6%
Consumer, Cyclical	20.3
Consumer, Non-cyclical	15.7
Industrial	10.5
Financial	8.2
Energy	7.3
Basic Materials	4.1
Technology	4.0
Utilities	1.3
Diversified	1.1
Short Term Investments	2.4
Total Investments	98.5
Other assets in excess of liabilities	1.5
Net Assets	100.0%

See Accompanying Notes to Schedule of Investments

Notes to Schedule of Investments – February 28, 2010 (Unaudited)

Note 1 - Fair Value of Financial Instruments

In accordance with Generally Accepted Accounting Principles in the U.S., the Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds have adopted additional disclosure requirements which provide the reader of the Funds’ financial statements additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. Additional guidance on identifying circumstances that indicate a transaction is not orderly. The amended requirement emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. The three levels defined by the fair value measurement requirement hierarchy are as follows

Level 1 – quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy.  The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the values received upon actual sale of those investments.

The following table summarizes the valuation of each Fund's securities as of February 28, 2010 using the fair value hierarchy:

		Level 2	Level 3
		Other Significant	Significant
U.S. Ultra Micro Cap	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Common Stock:	1,889,153	-	-	1,889,153
Short-Term Investments:	62,881	-	-	62,881
Total Investments in
Securities	1,952,034	-	-	1,952,034

		Level 2	Level 3
		Other Significant	Significant
U.S. Micro Cap	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Common Stock:	56,682,458	-	-	56,682,458
Short-Term Investments:	950,228	-	-	950,228
Total Investments in
Securities	57,632,686	-	-	57,632,686

		Level 2	Level 3
		Other Significant	Significant
U.S. Emerging Growth	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Common Stock:	17,177,402	-	-	17,177,402
Limited Partnerships:	279,755	-	-	279,755
Short-Term Investments:	412,816	-	-	412,816
Total Investments in
Securities	17,869,973	-	-	17,869.973

		Level 2	Level 3
		Other Significant	Significant
U.S. Small to Mid Cap Growth	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Common Stock:	2,386,283	-	-	2,386,283
Limited Partnerships:	41,296	-	-	41,296
Short-Term Investments:	53,984	-	-	53,984
Total Investments in
Securities	2,481,563	-	-	2,481,563

		Level 2	Level 3
		Other Significant	Significant
U.S. Convertible	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Convertible Corporate Bonds:	-	341,404,899	-	341,404,899
Convertible Preferred Stock:	56,026,866	-	-	56,026,866
Common Stock:	5,090,645	-	-	5,090,645
Short Term Investments:	8,571,060	-	-	8,571,060
Total Investments in
Securities	69,688,571	341,404,899	-	411,093,470

		Level 2	Level 3
		Other Significant	Significant
International Growth Opportunities	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Common Stock:
Australia	5,912,909	-	-	5,912,909
Belgium	3,183,091	-	-	3,183,091
Bermuda	1,272,360	-	-	1,272,360
Brazil	1,971,128	-	-	1,971,128
Canada	8,795,465	-	-	8,795,465
France	3,894,392	-	-	3,894,392
Germany	7,183,487	-	-	7,183,187
Hong Kong	3,038,948	-	-	3,038,948
Ireland	2,746,278	-	-	2,746,278
Italy	7,003,196	-	-	7,003,196
Japan	14,592,154	-	-	14,592,154
Netherlands	4,022,671	-	-	4,022,671
Norway	1,267,890	-	-	1,267,890
Portugal	1,275,065	-	-	1,275,065
Republic of China	2,088,101	-	3,128	2,091,229
Singapore	4,728,107	-	-	4,728,107
Spain	1,247,688	-	-	1,247,688
Switzerland	2,639,448	-	-	2,639,448
Turkey	1,582,967	-	-	1,582,967
United Kingdom	24,026,460	-	-	24,026,460
Equity Linked Securities:
Taiwan	-	3,951,988	-	3,951,988
Preferred Stock:
Brazil	2,308,468	-	-	2,308 468
Unit Investment Trust:
Canada	1,137,904			1,137,904
Short-Term Investments:	1,457,829	-	-	1,457,829
Total Investments in
Securities	107,376,006	3,951,988	3,128	111,331,122

		Level 2	Level 3
		Other Significant	Significant
U.S. High Yield	Level 1	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/2010
Investments
in Securities
Corporate Bonds:	-	56,255,740	-	6,255,740
Foreign Corporate Bonds:	-	5,811,000	-	58,11,000
Agency Bond	-	783,686	-	783,686
Short-Term Investments:	1,589,750	-	-	1,589,750
Total Investments in
Securities	1,589,750	62,850,426	-	64,440,176

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period November 30, 2009 through February 28, 2010 was as follows:

International Growth	Beginning	Purchase,	Accrued	Net Realized	Transfers in	Ending
Opportunities Fund	Balance	(Sales) and	Discounts	and Unrealized	and/or out	Balance
	11/30/2009	Settlements	(Premiums)	Gain(Loss)	of Level 3	2/28/2010
Investments
in Securities
Common Stock	3,133	-	-	(5)	-	3,128
Total Investments in
Securities	3,133	-	-	(5)	-	3,128

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures About Fair Value Measurements ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2010.  At this time the Funds’ management is in the process of reviewing ASU 2010-06 to determine future applicability.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT 3(a)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds

By: (Signature and Title)

/s/Horacio A. Valeiras
------------------------
Horacio A. Valeiras
Title:  President (Principal Executive Officer) and Trustee
Date: April 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Horacio A. Valeiras
---------------------------
Horacio A. Valeiras
Title: President (Principal Executive Officer) and Trustee
Date: April 7, 2010

By: (Signature and Title)

/s/Deborah A. Wussow-Hammalian
-----------------------
Deborah A. Wussow-Hammalian
Title: Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date: April 7, 2010